Note 10 - Other Assets (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	2023	2022

Accounts receivable	$3,858	$3,774
Prepaid expenses and other (note 10a)	22,130	16,391
Property and equipment (note 7)	6,536	6,868
Right-of-use assets (note 10b)	3,427	4,122
Deferred income tax asset (note 16)	4,058	2,128
Interest rate swap (note 18)	1,517	-
Investment (note 10c)	953	953
Goodwill (note 8)	5,754	5,754
Intangible assets (note 9)	2,791	3,185

	$51,024	$43,175